PSF PGIM JENNISON VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 96.5%
Common Stocks
Aerospace & Defense — 3.0%
Airbus SE (France)*	145,925	$17,643,823
Raytheon Technologies Corp.	305,226	30,238,740
		47,882,563
Airlines — 0.9%
Delta Air Lines, Inc.*	356,465	14,105,320
Automobiles — 1.5%
General Motors Co.*	564,995	24,712,881
Banks — 10.3%
Bank of America Corp.	963,724	39,724,703
Citigroup, Inc.	277,630	14,825,442
JPMorgan Chase & Co.	325,077	44,314,497
PNC Financial Services Group, Inc. (The)	176,625	32,578,481
Truist Financial Corp.	589,559	33,427,995
		164,871,118
Beverages — 1.5%
PepsiCo, Inc.	144,146	24,127,158
Biotechnology — 2.1%
AbbVie, Inc.	208,584	33,813,552
Building Products — 1.8%
Johnson Controls International PLC	439,813	28,838,538
Capital Markets — 3.4%
Blackstone, Inc.	139,824	17,749,259
Goldman Sachs Group, Inc. (The)	113,164	37,355,436
		55,104,695
Chemicals — 3.3%
DuPont de Nemours, Inc.	236,729	17,418,520
Linde PLC (United Kingdom)	110,385	35,260,280
		52,678,800
Communications Equipment — 1.4%
Cisco Systems, Inc.	386,014	21,524,141
Consumer Finance — 2.2%
Capital One Financial Corp.	135,691	17,814,872
SLM Corp.	983,676	18,060,291
		35,875,163
Containers & Packaging — 2.0%
Crown Holdings, Inc.	250,480	31,332,543
Electric Utilities — 1.1%
NextEra Energy, Inc.	212,311	17,984,865
Entertainment — 0.7%
Walt Disney Co. (The)*	83,305	11,426,114
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities, Inc.	138,315	27,835,894
Food & Staples Retailing — 2.0%
Walmart, Inc.	214,811	31,989,654
Food Products — 1.5%
Mondelez International, Inc. (Class A Stock)	388,287	24,376,658
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	295,931	$35,026,393
Health Care Providers & Services — 3.0%
Centene Corp.*	206,532	17,387,929
Cigna Corp.	50,365	12,067,958
Laboratory Corp. of America Holdings*	69,775	18,396,876
		47,852,763
Hotels, Restaurants & Leisure — 2.1%
McDonald’s Corp.	78,171	19,330,125
Royal Caribbean Cruises Ltd.*(a)	168,775	14,139,969
		33,470,094
Household Products — 1.4%
Procter & Gamble Co. (The)	145,779	22,275,031
Insurance — 6.6%
Chubb Ltd.	193,696	41,431,574
Marsh & McLennan Cos., Inc.	106,494	18,148,708
MetLife, Inc.	394,226	27,706,203
RenaissanceRe Holdings Ltd. (Bermuda)	119,149	18,886,308
		106,172,793
Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	16,130	44,863,176
Machinery — 4.0%
Deere & Co.	63,133	26,229,236
Fortive Corp.	287,105	17,493,308
Otis Worldwide Corp.	272,464	20,966,105
		64,688,649
Multi-Utilities — 3.4%
Ameren Corp.	224,633	21,061,590
Dominion Energy, Inc.	394,173	33,492,880
		54,554,470
Oil, Gas & Consumable Fuels — 9.7%
Chevron Corp.	298,269	48,567,141
ConocoPhillips	491,397	49,139,700
Hess Corp.	244,360	26,156,294
Williams Cos., Inc. (The)	927,436	30,985,637
		154,848,772
Pharmaceuticals — 7.0%
AstraZeneca PLC (United Kingdom), ADR	434,023	28,793,086
Bristol-Myers Squibb Co.(a)	630,584	46,051,549
Eli Lilly & Co.	132,026	37,808,286
		112,652,921
Road & Rail — 1.8%
Union Pacific Corp.	107,606	29,399,035
Semiconductors & Semiconductor Equipment — 5.4%
Broadcom, Inc.	49,646	31,261,093
Lam Research Corp.	27,516	14,792,877
NXP Semiconductors NV (China)	96,417	17,844,858
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PSF PGIM JENNISON VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
QUALCOMM, Inc.	151,511	$23,153,911
		87,052,739
Software — 2.0%
Microsoft Corp.	101,789	31,382,567
Specialty Retail — 1.9%
Lowe’s Cos., Inc.	101,860	20,595,074
Ross Stores, Inc.	114,105	10,321,938
		30,917,012
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	165,872	28,962,910
Trading Companies & Distributors — 1.0%
United Rentals, Inc.*	45,499	16,161,700

Total Long-Term Investments (cost $902,468,644)		1,548,760,682
Short-Term Investments — 4.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	45,418,298	45,418,298
PGIM Institutional Money Market Fund (cost $21,265,829; includes $21,260,150 of cash collateral for securities on loan)(b)(wa)	21,295,781	21,276,614

Total Short-Term Investments (cost $66,684,127)		66,694,912

TOTAL INVESTMENTS—100.7% (cost $969,152,771)		1,615,455,594

Liabilities in excess of other assets — (0.7)%		(11,259,953)

Net Assets — 100.0%		$1,604,195,641

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,966,630; cash collateral of $21,260,150 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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